GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2018
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
Changes in Goodwill and Other Intangible Assets
The following table presents the changes in goodwill and other intangible assets:

	Successor Company
	Goodwill	Other Intangibles
Balance at January 1, 2018	$36,259,666	$48,741,032
Amortization expense	-	(6,237,100)
Balance at June 30, 2018	$36,259,666	$42,503,932